Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jan. 28, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Underwriters option period	45 days
Underwriting discount per unit (in Dollars per share)	$ 0.2
Deferred underwriting remains outstanding	$ 8,956,250		$ 8,956,250
Number of shares of common stock (in Shares)	10,500,000
Period commencing on the closing date of the business combination	180 days
After the closing date of the business combination	30 days
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Total deferred fee	$ 8,956,250
Citigroup [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting expenses		$ 8,956,250
Ace Green Recycling’s [Member]
Commitments and Contingencies [Line Items]
Number of shares of common stock (in Shares)	1,500,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of additional units purchased (in Shares)	3,750,000
Underwriting discount	$ 75,000
IPO [Member]
Commitments and Contingencies [Line Items]
Underwriting discount	$ 5,000,000
Deferred underwriting commissions per unit (in Dollars per share)	$ 0.35
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting commission (in Dollars per share)	$ 8,881,250